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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2000
                                              ----------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Wallace R. Weitz
             --------------------------------------------------
Address:        Wallace R. Weitz & Co.
             --------------------------------------------------
                One Pacific Place, Suite 600
             --------------------------------------------------
                1125 South 103 Street
             --------------------------------------------------
                Omaha, Nebraska  68124-6008
             --------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Wallace R. Weitz
             --------------------------------------------------
Title:          President
             --------------------------------------------------
Phone:          402-391-1980
             --------------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Wallace R. Weitz           Omaha, Nebraska            February 12, 2000
-------------------------   ------------------------   -------------------------
 Signature                        City, State                     Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                             -----------------------

Form 13F Information Table Entry Total:              88
                                             -----------------------

Form 13F Information Table Value Total:      $4,916,978
                                             -----------------------
                                                   (thousands)


List of Other Included Managers:  None



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WALLACE R. WEITZ & COMPANY                                            31-Dec-00
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

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                 COLUMN 1              COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8
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                                                                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT     OTHER     VOTING
              NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMMUNICATIONS        COM              G56462107    17,769     3,141,400  SH            Sole         N/A        Sole
AT&T CORP                           COM              001957109   247,166    10,356,300  SH            Sole         N/A        Sole
AT&T CORP                           COM LIB GRP A    001957208   261,783    15,562,680  SH            Sole         N/A        Sole
ADELPHIA COMMUNICATIONS CORP        CL A             006848105   335,934     7,741,011  SH            Sole         N/A        Sole
AMERICAN CLASSIC VOYAGES CO         COM              024928103    54,935     3,260,900  SH            Sole         N/A        Sole
AMERICAN EXPRESS CO                 COM              025816109    23,184       422,000  SH            Sole         N/A        Sole
AMERICREDIT CORP                    COM              03060R101    36,170     1,023,200  SH            Sole         N/A        Sole
APPLEBEES INTL INC                  COM              037899101    11,391       349,500  SH            Sole         N/A        Sole
ASTORIA FINL CORP                   COM              046265104    41,350       790,000  SH            Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL          CL A             084670108   123,859         1,781  SH            Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL          CL B             084670207   238,744       105,740  SH            Sole         N/A        Sole
CALIFORNIA FED BK FSB LOS ANGL      CONT LITIG REC   130209604        39        20,000  SH            Sole         N/A        Sole
CAPITAL AUTOMOTIVE REIT             COM SH BEN INT   139733109    27,847     1,971,500  SH            Sole         N/A        Sole
CAPITAL ONE FINL CORP               COM              14040H105    31,506       499,900  SH            Sole         N/A        Sole
CATELLUS DEV CORP                   COM              149111106    84,402     5,239,100  SH            Sole         N/A        Sole
CENTENNIAL COMMUNCTNS CORP NEW      CL A NEW         15133V208    47,782     2,386,627  SH            Sole         N/A        Sole
CITIZENS COMMUNICATIONS CO          COM              17453B101   201,377    14,431,400  SH            Sole         N/A        Sole
COMMERCIAL FEDERAL CORPORATION      COM              201647104       187         9,600  SH            Sole         N/A        Sole
CONSOLIDATED STORES CORP            COM              210149100    94,136     7,264,500  SH            Sole         N/A        Sole
CORECOMM LTD NEW                    COM              21869Q108     5,094     1,252,775  SH            Sole         N/A        Sole
COUNTRYWIDE CR INDS INC DEL         COM              222372104   217,268     4,502,100  SH            Sole         N/A        Sole
DAILY JOURNAL CORP                  COM              233912104     3,674       114,800  SH            Sole         N/A        Sole
DISNEY WALT CO                      COM DISNEY       254687106     3,978       137,465  SH            Sole         N/A        Sole
DUN & BRADSTREET CORP DEL NEW       COM              26483E100     2,911       112,500  SH            Sole         N/A        Sole
DYNEX CAP INC                       COM NEW          26817Q506       584       898,113  SH            Sole         N/A        Sole
EMPIRE DIST ELEC CO                 COM              291641108     1,316        50,000  SH            Sole         N/A        Sole
EQUITY OFFICE PROPERTIES TRUST      COM              294741103     4,894       150,000  SH            Sole         N/A        Sole
EQUITY RESIDENTIAL PPTYS TR         SH BEN INT       29476L107     6,638       120,000  SH            Sole         N/A        Sole
EXTENDED STAY AMER INC              COM              30224P101    42,727     2,488,600  SH            Sole         N/A        Sole
FEDERAL HOME LN MTG CORP            COM              313400301    18,403       267,200  SH            Sole         N/A        Sole
FEDERAL NATL MTG ASSN               COM              313586109    14,574       168,000  SH            Sole         N/A        Sole
FIRST FINL FD INC                   COM              320228109     2,388       244,900  SH            Sole         N/A        Sole
FIRSTAR CORP NEW WIS                COM              33763V109    22,033       934,350  SH            Sole         N/A        Sole
FOREST CITY ENTERPRISES INC         CL A             345550107    34,581       834,700  SH            Sole         N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR        COM              36239Q109       736        61,318  SH            Sole         N/A        Sole
GANNETT INC                         COM              364730101    11,036       175,000  SH            Sole         N/A        Sole
GILLETTE CO                         COM              375766102    10,115       280,000  SH            Sole         N/A        Sole
GOLDEN ST BANCORP INC               COM              381197102   186,062     6,859,400  SH            Sole         N/A        Sole
GREENPOINT FINL CORP                COM              395384100   167,003     4,718,500  SH            Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC           COM              410761100     5,218       841,700  SH            Sole         N/A        Sole
HARRAHS ENTMT INC                   COM              413619107    57,534     1,962,000  SH            Sole         N/A        Sole
HILTON HOTELS CORP                  COM              432848109   162,681    13,770,800  SH            Sole         N/A        Sole
HOST MARRIOTT CORP NEW              COM              44107P104   278,337    20,759,363  SH            Sole         N/A        Sole
IMPAC MTG HLDGS INC                 COM              45254P102     1,702       441,000  SH            Sole         N/A        Sole
IMPERIAL CR INDS INC                COM              452729106     7,346     7,410,400  SH            Sole         N/A        Sole
INSIGHT COMMUNICATIONS INC          CL A             45768V108    79,099     3,249,435  SH            Sole         N/A        Sole
INSURANCE AUTO AUCTIONS INC         COM              457875102    21,569     1,949,700  SH            Sole         N/A        Sole
INTELLIGENT SYS CORP NEW            COM              45816D100     2,001       548,000  SH            Sole         N/A        Sole
LABONE INC NEW                      COM              50540L105     5,429       775,550  SH            Sole         N/A        Sole
LABOR READY INC                     COM NEW          505401208    30,945     5,266,700  SH            Sole         N/A        Sole
LEVEL 3 COMMUNICATIONS INC          COM              52729N100     8,755       215,300  SH            Sole         N/A        Sole
LINCARE HLDGS INC                   COM              532791100    17,652       352,300  SH            Sole         N/A        Sole
LOCAL FINL CORP                     COM              539553107     7,623       567,300  SH            Sole         N/A        Sole
LYNCH CORP                          COM              551137102     1,872        55,000  SH            Sole         N/A        Sole
LYNCH INTERACTIVE CORP              COM              551146103     4,045       103,000  SH            Sole         N/A        Sole
MAIL-WELL INC                       COM              560321200    74,656    12,319,100  SH            Sole         N/A        Sole
MANPOWER INC                        COM              56418H100     2,470        65,000  SH            Sole         N/A        Sole
MOODYS CORP                         COM              615369105     5,780       225,000  SH            Sole         N/A        Sole
NORTH FORK BANCORPORATION NY        COM              659424105   181,698     7,421,700  SH            Sole         N/A        Sole
NORTHERN TR CORP                    COM              665859104     9,461       116,000  SH            Sole         N/A        Sole
NOVASTAR FINL INC                   COM              669947400     8,105     1,498,533  SH            Sole         N/A        Sole
ORBITAL SCIENCES CORP               COM              685564106    35,517     4,556,500  SH            Sole         N/A        Sole
PMI GROUP INC                       COM              69344M101     8,344       146,650  SH            Sole         N/A        Sole
PAPA JOHNS INTL INC                 COM              698813102    25,192     1,056,800  SH            Sole         N/A        Sole
PARK PL ENTMT CORP                  COM              700690100   165,329    14,685,200  SH            Sole         N/A        Sole
PORT FINL CORP                      COM              734119100     9,822       545,000  SH            Sole         N/A        Sole
PROGRESSIVE CORP OHIO               COM              743315103    11,451       110,500  SH            Sole         N/A        Sole
PROTECTION ONE INC                  COM              743663304     3,549     3,828,500  SH            Sole         N/A        Sole
QUANEX CORP                         COM              747620102    21,005     1,114,100  SH            Sole         N/A        Sole
REDWOOD TR INC                      COM              758075402    52,015     2,755,714  SH            Sole         N/A        Sole
REDWOOD TR INC                      PFD CV B%9.74    758075600     1,247        46,600  SH            Sole         N/A        Sole
RESOURCE BANCSHARES MTG GROUP       COM              761197102    20,130     2,589,429  SH            Sole         N/A        Sole
RURAL CELLULAR CORP                 CL A             781904107     1,232        24,600  SH            Sole         N/A        Sole
SIX FLAGS INC                       COM              83001P109   141,149     6,742,600  SH            Sole         N/A        Sole
SYNTROLEUM CORP                     COM              871630109     1,802       106,000  SH            Sole         N/A        Sole
TELEPHONE & DATA SYS INC            COM              879433100   265,204     2,520,100  SH            Sole         N/A        Sole
US BANCORP DEL                      COM              902973106    66,733     2,265,979  SH            Sole         N/A        Sole
UNION PAC CORP                      COM              907818108     7,866       155,000  SH            Sole         N/A        Sole
UNITED PANAM FINANCIAL CP           COM              911301109     1,436     1,439,000  SH            Sole         N/A        Sole
UNITED STATES CELLULAR CORP         COM              911684108     6,612        99,200  SH            Sole         N/A        Sole
VALASSIS COMMUNICATIONS INC         COM              918866104   137,673     4,098,950  SH            Sole         N/A        Sole
WAL MART STORES INC                 COM              931142103    12,952       243,800  SH            Sole         N/A        Sole
WASHINGTON MUT INC                  COM              939322103   152,409     3,155,934  SH            Sole         N/A        Sole
WASHINGTON POST CO                  CL B             939640108       617         1,000  SH            Sole         N/A        Sole
WELLS FARGO & CO NEW                COM              949746101    19,063       342,320  SH            Sole         N/A        Sole
WESTERN RES INC                     COM              959425109   125,269     5,174,300  SH            Sole         N/A        Sole
WINSTAR COMMUNICATIONS INC          COM              975515107     5,139       275,000  SH            Sole         N/A        Sole
WORLDCOM INC GA NEW                 COM              98157D106     8,667       619,050  SH            Sole         N/A        Sole
                                                               -----------------------
                                  88                           4,916,978   237,557,567
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